Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies
The useful life of fixed and intangible assets

Furniture and other office equipment	10 years
Computer equipment	5 years
Software	5 years

CSLL (social contribution on profits), with rates as shown below

Tax	Rate (2022)	Rate (2021)
Income tax - IRPJ	15% plus a surcharge of 10% on taxable income exceeding R$240 thousand per year	15% plus a surcharge of 10% on taxable income exceeding R$240 thousand per year
Social contribution - CSLL	15% until July/2022 and 16% between August and December/2022	15%